Offerings - Offering: 1	Jul. 28, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 22,956,738.14
Amount of Registration Fee	$ 3,514.68
Offering Note	(a) The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $3,514.68 was paid in connection with the filing of the Schedule TO-I by Bain Capital Private Credit (File No. 005-94247) on May 1, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (b) Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.